Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	June 30, 2021	December 31, 2020
(in thousands)
Building and leasehold improvements	€6,932	€15,295
Capitalized software and software development costs	25,325	22,702
Computer equipment	17,619	17,248
Furniture and fixtures	3,640	5,480
Subtotal	53,516	60,725
Less: accumulated depreciation	36,339	34,352
Construction in process	817	309
Property and equipment, net	€17,994	€26,682